N-2 - USD ($) $ in Millions	Nov. 14, 2023	Nov. 10, 2023	Sep. 30, 2023
Cover [Abstract]
Entity Central Index Key	0001544206
Amendment Flag	false
Document Type	424B5
Entity Registrant Name	Carlyle Secured Lending, Inc.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	Our investment objective is to generate current income and, to a lesser extent, capital appreciation primarily through assembling a portfolio of secured debt investments in U.S. middle market companies.
Risk Factors [Table Text Block]
SUPPLEMENTARY RISK FACTORS
Investing in the Notes involves a number of significant risks. You should carefully consider the risks described below and all other information contained in this prospectus supplement, the accompanying prospectus, any free writing prospectus authorized for use by us and the documents incorporated by reference into this prospectus supplement and the accompanying prospectus before making a decision to purchase the Notes. The risks and uncertainties described below are not the only ones facing us. Additional risks and uncertainties not presently known to us, or not presently deemed material by us, may also impair our operations and performance. If any of the following risks actually occur, our business, financial condition or results of operations could be materially adversely affected. If that happens, the trading price of the Notes could decline and you may lose all or part of your investment.
Risks Related to the Notes
The Notes will be unsecured and therefore will be effectively subordinated to any existing and future secured indebtedness and will rank pari passu with, or equal to, all outstanding and future unsecured indebtedness issued by us, including our 2019 Notes and our 2020 Notes, and our general liabilities.
The Notes will not be secured by any of our assets or any of the assets of our subsidiaries. As a result, the Notes will be effectively subordinated to any secured indebtedness we have outstanding as of the date of this prospectus supplement, including $340.3 million outstanding under our Credit Facility as of November 10, 2023, or that we may incur in the future (or any indebtedness that is initially unsecured to which we subsequently grant security) to the extent of the value of the assets securing such indebtedness. In any liquidation, dissolution, bankruptcy or other similar proceeding, the holders of any of our existing or future secured indebtedness and the secured indebtedness of our subsidiaries may assert rights against the assets pledged to secure that indebtedness in order to receive full payment of their indebtedness before the assets may be used to pay other creditors, including the holders of the Notes. In addition, the Notes will rank pari passu with, or equal to, all outstanding and future unsecured indebtedness issued by us, of which we had
$190 million aggregate principal amount outstanding as of November 10, 2023, including our 2019 Notes and our 2020 Notes, and our general liabilities.
The Notes will be structurally subordinated to the indebtedness and other liabilities of our subsidiaries.
The Notes will be obligations exclusively of CSL and not of any of our subsidiaries. None of our subsidiaries will be a guarantor of the Notes and the Notes will not be required to be guaranteed by any subsidiaries we may acquire or create in the future. Any assets of our subsidiaries will not be directly available to satisfy the claims of our creditors, including holders of the Notes. Except to the extent we are a creditor with recognized claims against our subsidiaries, all claims of creditors of our subsidiaries will have priority over our equity interests in such subsidiaries (and therefore the claims of our creditors, including holders of the Notes) with respect to the assets of such subsidiaries. Even if we are recognized as a creditor of one or more of our subsidiaries, our claims would still be effectively subordinated to any security interests in the assets of any such subsidiary and to any indebtedness or other liabilities of any such subsidiary senior to our claims. Consequently, the Notes will be structurally subordinated to all indebtedness and other liabilities of any of our subsidiaries and any subsidiaries that we may in the future acquire or establish, including SPV and
2015-1
Issuer. As of November 10, 2023, there was approximately $449.2 million of debt outstanding under the
2015-1R
Notes. Borrowings under the
2015-1R
Notes are the obligation of
2015-1
Issuer, a wholly-owned subsidiary of ours, and are structurally senior to the Notes. In addition, our subsidiaries may incur substantial additional indebtedness in the future, all of which would be structurally senior to the Notes.
The indenture under which the Notes will be issued will contain limited protection for holders of the Notes.
The indenture under which the Notes will be issued offers limited protection to holders of the Notes. The terms of the indenture and the Notes do not restrict our or any of our subsidiaries’ ability to engage in, or otherwise be a party to, a variety of corporate transactions, circumstances or events that could have a material adverse impact on your investment in the Notes. In particular, the terms of the indenture and the Notes will not place any restrictions on our or our subsidiaries’ ability to:

•
issue securities or otherwise incur additional indebtedness or other obligations, including (1) any indebtedness or other obligations that would be equal in right of payment to the Notes, (2) any indebtedness or other obligations that would be secured and therefore rank effectively senior in right of payment to the Notes to the extent of the value of the assets securing such debt, (3) indebtedness of ours that is guaranteed by one or more of our subsidiaries and which therefore is structurally senior to the Notes and (4) securities, indebtedness or obligations issued or incurred by our subsidiaries that would be senior to our equity interests in our subsidiaries and therefore rank structurally senior to the Notes with respect to the assets of our subsidiaries, in each case other than an incurrence of indebtedness or other obligation that would cause a violation of Section 18(a)(1)(A) as modified by Section 61(a)(2) of the 1940 Act or any successor provisions, whether or not we continue to be subject to such provisions of the 1940 Act, which generally prohibit us incurring additional debt or issuing additional debt or preferred securities, unless our asset coverage, as defined in the 1940 Act, equals at least 150% after such incurrence or issuance;

•
pay dividends on, or purchase or redeem or make any payments in respect of, capital stock or other securities ranking junior in right of payment to the Notes, including our Preferred Stock, any preferred stock we may issue in the future and any subordinated indebtedness, in each case other than dividends, purchases, redemptions or payments that would cause our asset coverage to fall below the threshold specified in Section 18(a)(1)(B) as modified by Section 61(a)(2) of the 1940 Act or any successor provisions thereto, whether or not we are subject to such provisions of the 1940 Act, giving effect to any no-action
relief granted by the SEC to another BDC and upon which we may reasonably rely (or to us if we determine to seek such similar SEC no-action
or other relief) permitting the BDC to declare any cash dividend or distribution notwithstanding the prohibition contained in Section 18(a)(1)(B) as modified by Section 61(a)(2) of the 1940 Act in order to maintain CSL’s status as a RIC under Subchapter M of the Code;

•	sell assets (other than certain limited restrictions on our ability to consolidate, merge or sell all or substantially all of our assets);

•	enter into transactions with affiliates;

•	create liens (including liens on the shares of our subsidiaries) or enter into sale and leaseback transactions;

•	make investments; or

•	create restrictions on the payment of dividends or other amounts to us from our subsidiaries.
In addition, the indenture and the Notes will not require us to make an offer to purchase the Notes in connection with a change of control or any other event.
Furthermore, the terms of the indenture and the Notes do not protect holders of the Notes in the event that we experience changes (including significant adverse changes) in our financial condition, results of operations or credit ratings, if any, as they do not require that we or our subsidiaries adhere to any financial tests or ratios or specified levels of net worth, revenues, income, cash flow, or liquidity.
Our ability to recapitalize, incur additional debt (including additional debt that matures prior to the maturity of the Notes) and take a number of other actions that are not limited by the terms of the Notes may have important consequences for you as a holder of the Notes, including making it more difficult for us to satisfy our obligations with respect to the Notes or negatively affecting the trading value of the Notes.
Other debt we issue or incur in the future could contain more protections for its holders than the indenture and the Notes, including additional covenants and events of default. The issuance or incurrence of any such debt with incremental protections could affect the market for, trading levels, and prices of the Notes.
There is no existing trading market for the Notes and, even if Nasdaq approves the listing of the Notes, an active trading market for the Notes may not develop, which could limit your ability to sell the Notes and/or the market price of the Notes.
The Notes will be a new issue of debt securities for which there is no trading market. We intend to list the Notes on Nasdaq within 30 days of the original issue date under the symbol “CGBDL.” However, there is no assurance that the Notes will be approved for listing on Nasdaq. Moreover, even if the listing of the Notes is approved, we cannot provide any assurances that an active trading market will develop or be maintained for the Notes or that you will be able to sell your Notes. If the Notes are traded after their initial issuance, they may trade at a discount from their initial offering price depending on prevailing interest rates, the market for similar securities, our credit ratings, if any, general economic conditions, our financial condition, performance and prospects and other factors. The underwriters have advised us that they intend to make a market in the Notes, but they are not obligated to do so. The underwriters may discontinue any market-making in the Notes at any time at their sole discretion.
Accordingly, we cannot assure you that the Notes will be approved for listing on Nasdaq, that a liquid trading market will develop or be maintained for the Notes, that you will be able to sell your Notes at a particular time or that the price you receive when you sell will be favorable. To the extent an active trading market does not develop, the liquidity and trading price for the Notes may be adversely affected. Accordingly, you may be required to bear the financial risk of an investment in the Notes for an indefinite period of time.
The amount of our debt outstanding will increase as a result of this offering, and if we default on our obligations to pay our other indebtedness, we may not be able to make payments on the Notes.
Any default under the agreements governing our indebtedness, including a default under the Credit Facility, the terms of our 2019 Notes and 2020 Notes or other indebtedness to which we may be a party, that is not waived by the required lenders or holders, and the remedies sought by the lenders or holders of such indebtedness, could make us unable to pay principal, premium, if any, and interest on the Notes and substantially decrease the market value of the Notes. If we are unable to generate sufficient cash flow and are otherwise unable to obtain funds necessary to meet required payments of principal, premium, if any, and interest on our indebtedness, or if we otherwise fail to comply with the various covenants, including financial and operating covenants, as applicable, in the instruments governing our indebtedness, we could be in default under the terms of the agreements governing such indebtedness. In the event of such default, the holders of such indebtedness could elect to declare all the funds borrowed thereunder to be due and payable, together with accrued and unpaid interest, the lenders under the Credit Facility or other debt we may incur in the future could elect to terminate their commitments, cease making further loans and institute foreclosure proceedings against our assets, and we could be forced into bankruptcy or liquidation.

Our ability to generate sufficient cash flow in the future is, to some extent, subject to general economic, financial, competitive, legislative and regulatory factors as well as other factors that are beyond our control. We cannot assure you that our business will generate cash flow from operations, or that future borrowings will be available to us under the Credit Facility or otherwise, in an amount sufficient to enable us to meet our payment obligations under the Notes, the 2019 Notes, the 2020 Notes, and the Credit Facility, and to fund other liquidity needs.
If our operating performance declines and we are not able to generate sufficient cash flow to service our debt obligations, we may in the future need to refinance or restructure our debt, including the Notes, sell assets, reduce or delay capital investments, seek to raise additional capital or seek to obtain waivers from the required lenders under the Credit Facility or the holders of our 2019 Notes and our 2020 Notes or other debt that we may incur in the future to avoid being in default. If we are unable to implement one or more of these alternatives, we may not be able to meet our payment obligations under the Notes or our other debt. If we breach our covenants under the Credit Facility, the 2019 Notes, the 2020 Notes or other debt and seek a waiver, we may not be able to obtain a waiver from the required lenders or holders. If this occurs, we would be in default under the Credit Facility, the 2019 Notes, the 2020 Notes or other debt, the lenders or holders could exercise their rights as described above, and we could be forced into bankruptcy or liquidation. If we are unable to repay debt, lenders having secured obligations, including the lenders under the Credit Facility, could proceed against the collateral securing the debt. Because the Credit Facility, the 2019 Notes and the 2020 Notes have, and any future credit facilities or other indebtedness will likely have, customary cross-default provisions, if the indebtedness under the Notes, the 2019 Notes, the 2020 Notes or the Credit Facility or under any future credit facility or other indebtedness is accelerated, we may be unable to repay or finance the amounts due.
We may choose to redeem the Notes when prevailing interest rates are relatively low.
On or after December 1, 2025, we may choose to redeem the Notes from time to time, especially if prevailing interest rates are lower than the rate borne by the Notes. If prevailing rates are lower at the time of redemption, and we redeem the Notes, you likely would not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as the interest rate on the Notes being redeemed. Our redemption right also may adversely impact your ability to sell the Notes as the optional redemption date or period approaches.
Our management will have broad discretion in the use of the net proceeds from this offering and may allocate the net proceeds from this offering in ways that you and other securityholders may not approve.
Our management will have broad discretion in the use of the net proceeds, including for any of the purposes described in the section entitled “
Use of Proceeds
,” and you will not have the opportunity as part of your investment decision to assess whether the net proceeds are being used in ways with which you may not agree or may not otherwise be considered appropriate. Because of the number and variability of factors that will determine our use of the net proceeds from this offering, their ultimate use may vary substantially from their currently intended use. The failure of our management to use these funds effectively could harm our business. Pending their use, we may invest a portion of net proceeds from this offering in short-term, investment-grade, interest-bearing securities. These investments may not yield a favorable return to us or our stockholders.
A downgrade, suspension or withdrawal of any credit rating assigned by a rating agency to us or the Notes or change in the debt markets could cause the liquidity or market value of the Notes to decline significantly.
Any credit rating is an assessment by rating agencies of our ability to pay our debts when due. Consequently, real or anticipated changes in any credit ratings will generally affect the market value of the Notes. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the Notes. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. Neither we nor any underwriter undertakes any obligation to obtain or maintain any credit ratings or to advise holders of Notes of any changes in any credit ratings. There can be no assurance that any credit ratings will remain for any given period of time or that such credit ratings will not be lowered or withdrawn entirely by the rating agencies if in their judgment future circumstances relating to the basis of the credit ratings, such as adverse changes in our Company, so warrant. The conditions of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future, which could have an adverse effect on the market prices of the Notes.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Securities [Table Text Block]
DESCRIPTION OF THE NOTES
The following description of the particular terms of the Notes offered by this prospectus supplement adds information to, and to the extent inconsistent therewith, supersedes the description of the general terms and provisions of debt securities under the heading “Description of Debt Securities” in the accompanying prospectus.
The Notes will be issued under a base indenture to be dated as of November 20, 2023 and a first supplemental indenture thereto to be dated November 20, 2023, between us and The Bank of New York Mellon Trust Company, N.A, as trustee. We refer to the indenture and the first supplemental indenture collectively as the “indenture” and to The Bank of New York Mellon Trust Company, N.A as the “trustee.” The Notes are governed by the indenture, as required by federal law for all bonds and notes of companies that are publicly offered. An indenture is a contract between us and the financial institution acting as trustee on your behalf, and is subject to and governed by the Trust Indenture Act of 1939, as amended. The trustee has two main roles. First, the trustee can enforce your rights against us if we default. There are some limitations on the extent to which the trustee acts on your behalf, described in the second paragraph under “
—Events of Default—Remedies if an Event of Default Occurs
” below. Second, the trustee performs certain administrative duties for us with respect to the Notes.
This section includes a summary description of the material terms of the Notes and the indenture. Because this section is a summary, however, it does not describe every aspect of the Notes and the indenture. We urge you to read the indenture because it, and not this description, defines your rights as a holder of the Notes. The base indenture and the first supplemental indenture will be attached as an exhibit to a Current Report on
Form 8-K, which
will be incorporated by reference into this prospectus supplement, in each case, as will be filed with the SEC. See “
Where You Can Find More Information
” in this prospectus supplement for information on how to obtain a copy of the indenture.
General
The Notes will mature on December 1, 2028. The principal payable at maturity will be 100% of the aggregate principal amount. The interest rate of the Notes is 8.20% per year and will be paid every March 1, June 1, September 1 and December 1, commencing March 1, 2024, and the regular record dates for interest payments will be every February 15, May 15, August 15 and November 15, commencing February 15, 2024. If an interest payment date falls on a non-business day,
the applicable interest payment will be made on the next business day and no additional interest will accrue as a result of such delayed payment. The initial interest period will be the period from and including November 20, 2023, to, but excluding, the initial interest payment date, and the subsequent interest periods will be the periods from and including an interest payment date to, but excluding, the next interest payment date or the stated maturity date, as the case may be.
We will issue the Notes in denominations of $25 and integral multiples of $25 in excess thereof. The Notes will not be subject to any sinking fund and holders of the Notes will not have the option to have the Notes repaid prior to the stated maturity date.
The indenture does not limit the amount of debt (including secured debt) that may be issued by us or our subsidiaries under the indenture or otherwise, but does contain a covenant regarding our asset coverage that would have to be satisfied at the time of our incurrence of additional indebtedness. See “—
 Covenants
” and “—
 Events of Default.
” Other than as described under “—
 Covenants
” below, the indenture does not restrict us from paying dividends or issuing or repurchasing our other securities. Other than restrictions described under “—
 Merger or Consolidation
” below, the indenture does not contain any covenants or other provisions designed to afford holders of the Notes protection in the event of a highly leveraged transaction involving us or if our credit rating declines as the result of a takeover, recapitalization, highly leveraged transaction or similar restructuring involving us that could adversely affect your investment in the Notes.
We may, without the consent of the holders of the Notes, issue additional notes under the indenture with the same terms (except for the issue date, public offering price, and if applicable, the initial interest payment date); provided that if such additional notes are not treated as fungible with the Notes offered hereby for United States federal income tax purposes then such additional notes would have different CUSIP numbers than the Notes offered hereby.
Covenants

•
In addition to any other covenants described in this prospectus supplement and the accompanying prospectus, as well as standard covenants relating to payment of principal and interest, maintaining an office where payments may be made or securities can be surrendered for payment and related matters, the following covenants will apply to the Notes:

•
We agree that for the period of time during which the Notes are outstanding, we will not violate Section 18(a)(1)(A) as modified by Section 61(a)(2) of the 1940 Act or any successor provisions, whether or not we continue to be subject to such provisions of the 1940 Act, but giving effect, in either case, to any exemptive relief granted to us by the SEC. Currently, these provisions generally prohibit us from incurring additional indebtedness, including through the issuance of additional debt securities, unless our asset coverage, as defined in the 1940 Act, equals at least 150% after such borrowings.

•
We agree that for the period of time during which Notes are outstanding, we will not declare any dividend (except a dividend payable in our stock), or declare any other distribution, upon a class of our capital stock, or purchase any such capital stock, unless, in every such case, at the time of the declaration of any such dividend or distribution, or at the time of any such purchase, we have an asset coverage, as defined in the 1940 Act, of at least the threshold specified under Section 18(a)(1)(B) as modified by Section 61(a)(2) of the 1940 Act or any successor provisions thereto of the 1940 Act, after deducting the amount of such dividend, distribution or purchase price, as the case may be, and in each case giving effect to any no-action
relief granted by the SEC to another BDC and upon which we may reasonably rely (or to us if we determine to seek such similar no-action
or other relief) permitting the BDC to declare any cash dividend or distribution notwithstanding the prohibition contained in Section 18(a)(1)(B) as modified by Section 61(a)(2) of the 1940 Act, in order to maintain such BDC’s status as a RIC under Subchapter M of the Code.

•
If, at any time, we are not subject to the reporting requirements of Sections 13 or 15(d) of the Exchange Act to file any periodic reports with the SEC, we agree to furnish to holders of the Notes and the trustee, for the period of time during which the Notes are outstanding, our audited annual consolidated financial statements, within 90 days of our fiscal year end, and unaudited interim consolidated financial statements, within 45 days of our fiscal quarter end (other than our fourth fiscal quarter). All such financial statements will be prepared, in all material respects, in accordance with applicable GAAP.

Optional Redemption
The Notes may be redeemed in whole or in part at any time or from time to time at our option on or after December 1, 2025, upon not less than 30 days nor more than 60 days written notice prior to the date fixed for redemption thereof, at a redemption price of 100% of the outstanding principal amount of the Notes to be redeemed plus accrued and unpaid interest payments otherwise payable thereon for the then-current quarterly interest period accrued to, but excluding, the date fixed for redemption. As long as the Notes are in book-entry form and represented by a global security, the notice of redemption will be sent in accordance with the procedures of DTC.
You may be prevented from exchanging or transferring the Notes when they are subject to redemption. In case any Notes are to be redeemed in part only, the redemption notice will provide that, upon surrender of such Note, you will receive, without a charge, a new Note or Notes of authorized denominations representing the principal amount of your remaining unredeemed Notes. Any exercise of our option to redeem the Notes will be done in compliance with the indenture and the 1940 Act, to the extent applicable.
If we redeem only some of the Notes, the trustee or, with respect to global securities, DTC, will determine the method for selection of the particular Notes to be redeemed, in accordance with the indenture and the 1940 Act, to the extent applicable, and in accordance with the rules of any national securities exchange or quotation system on which the Notes are listed. Unless we default in payment of the redemption price, on and after the date of redemption, interest will cease to accrue on the Notes called for redemption.
In connection with a redemption, we, and not the trustee, will be responsible for determining whether such redemption is in accordance with the 1940 Act or the rules of any national securities exchange or quotation system on which the Notes are listed.
Global Securities
Each Note will be issued in book-entry form and represented by a global security that we deposit with and register in the name of DTC or its nominee. A global security may not be transferred to or registered in the name of anyone other than the depositary or its nominee, unless special termination situations arise. As a result of these arrangements, the depositary, or its nominee, will be the sole registered owner and holder of all the Notes represented by a global security, and investors will be permitted to own only beneficial interests in a global security. For more information about these arrangements, see “—
Book-Entry Procedures
” below.
Termination of a Global Security
If a global security is terminated for any reason, interests in it will be exchanged for certificates in non-book-entry form
(certificated securities). After that exchange, the choice of whether to hold the certificated Notes directly or in street name will be up to the investor. Investors must consult their own banks or brokers to find out how to have their interests in a global security transferred on termination to their own names, so that they will be holders.
Conversion and Exchange
The Notes are not convertible into or exchangeable for other securities.
Payment and Paying Agents
We will pay interest to the person listed in the trustee’s records as the owner of the Notes at the close of business on a particular day in advance of each due date for interest, even if that person no longer owns the Note on the interest due date (the “record date”). Because we will pay all the interest for an interest period to the holders on the record date, holders buying and selling the Notes must work out between themselves the appropriate purchase price. The most common manner is to adjust the sales price of the Notes to prorate interest fairly between buyer and seller based on their respective ownership periods within the particular interest period. This prorated interest amount is called “accrued interest.”

Payments on Global Securities
We will make payments on the Notes so long as they are represented by a global security in accordance with the applicable policies of the depositary as in effect from time to time. Under those policies, we will make payments directly to the depositary, or its nominee, and not to any indirect holders who own beneficial interests in the global security. An indirect holder’s right to those payments will be governed by the rules and practices of the depositary and its participants, as described under “—
 Book-Entry Procedures
 ” below.
Payments on Certificated Securities
In the event the Notes become represented by certificated securities, we will make payments on the Notes as follows. We will pay interest that is due on an interest payment date to the holder of the Notes as shown on the trustee’s records as of the close of business on the regular record date. We will make all payments of principal and premium, if any, by check at the corporate trust office or agency of the trustee and/or at other offices that may be specified in the indenture or a notice to holders against surrender of the Note.
Alternatively, if the holder asks us to do so, we will pay any amount that becomes due on the debt security by wire transfer of immediately available funds to an account at a bank in the United States on the due date. To request payment by wire, the holder must give the trustee or other paying agent appropriate written transfer instructions at least 15 business days before the requested wire payment is due. In the case of any interest payment due on an interest payment date, the instructions must be given by the person who is the holder on the relevant regular record date. Any wire instructions, once properly given, will remain in effect unless and until new instructions are given in the manner described above.
Payment When Offices Are Closed
If any payment is due on the Notes on a day that is not a business day, we will make the payment on the next day that is a business day. Payments made on the next business day in this situation will be treated under the indenture as if they were made on the original due date. Such payment will not result in a default under the Notes or the indenture, and no interest will accrue on the payment amount from the original due date to the next day that is a business day.

Risks Related to the Notes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to the Notes
The Notes will be unsecured and therefore will be effectively subordinated to any existing and future secured indebtedness and will rank pari passu with, or equal to, all outstanding and future unsecured indebtedness issued by us, including our 2019 Notes and our 2020 Notes, and our general liabilities.
The Notes will not be secured by any of our assets or any of the assets of our subsidiaries. As a result, the Notes will be effectively subordinated to any secured indebtedness we have outstanding as of the date of this prospectus supplement, including $340.3 million outstanding under our Credit Facility as of November 10, 2023, or that we may incur in the future (or any indebtedness that is initially unsecured to which we subsequently grant security) to the extent of the value of the assets securing such indebtedness. In any liquidation, dissolution, bankruptcy or other similar proceeding, the holders of any of our existing or future secured indebtedness and the secured indebtedness of our subsidiaries may assert rights against the assets pledged to secure that indebtedness in order to receive full payment of their indebtedness before the assets may be used to pay other creditors, including the holders of the Notes. In addition, the Notes will rank pari passu with, or equal to, all outstanding and future unsecured indebtedness issued by us, of which we had
$190 million aggregate principal amount outstanding as of November 10, 2023, including our 2019 Notes and our 2020 Notes, and our general liabilities.
The Notes will be structurally subordinated to the indebtedness and other liabilities of our subsidiaries.
The Notes will be obligations exclusively of CSL and not of any of our subsidiaries. None of our subsidiaries will be a guarantor of the Notes and the Notes will not be required to be guaranteed by any subsidiaries we may acquire or create in the future. Any assets of our subsidiaries will not be directly available to satisfy the claims of our creditors, including holders of the Notes. Except to the extent we are a creditor with recognized claims against our subsidiaries, all claims of creditors of our subsidiaries will have priority over our equity interests in such subsidiaries (and therefore the claims of our creditors, including holders of the Notes) with respect to the assets of such subsidiaries. Even if we are recognized as a creditor of one or more of our subsidiaries, our claims would still be effectively subordinated to any security interests in the assets of any such subsidiary and to any indebtedness or other liabilities of any such subsidiary senior to our claims. Consequently, the Notes will be structurally subordinated to all indebtedness and other liabilities of any of our subsidiaries and any subsidiaries that we may in the future acquire or establish, including SPV and
2015-1
Issuer. As of November 10, 2023, there was approximately $449.2 million of debt outstanding under the
2015-1R
Notes. Borrowings under the
2015-1R
Notes are the obligation of
2015-1
Issuer, a wholly-owned subsidiary of ours, and are structurally senior to the Notes. In addition, our subsidiaries may incur substantial additional indebtedness in the future, all of which would be structurally senior to the Notes.
The indenture under which the Notes will be issued will contain limited protection for holders of the Notes.
The indenture under which the Notes will be issued offers limited protection to holders of the Notes. The terms of the indenture and the Notes do not restrict our or any of our subsidiaries’ ability to engage in, or otherwise be a party to, a variety of corporate transactions, circumstances or events that could have a material adverse impact on your investment in the Notes. In particular, the terms of the indenture and the Notes will not place any restrictions on our or our subsidiaries’ ability to:

•
issue securities or otherwise incur additional indebtedness or other obligations, including (1) any indebtedness or other obligations that would be equal in right of payment to the Notes, (2) any indebtedness or other obligations that would be secured and therefore rank effectively senior in right of payment to the Notes to the extent of the value of the assets securing such debt, (3) indebtedness of ours that is guaranteed by one or more of our subsidiaries and which therefore is structurally senior to the Notes and (4) securities, indebtedness or obligations issued or incurred by our subsidiaries that would be senior to our equity interests in our subsidiaries and therefore rank structurally senior to the Notes with respect to the assets of our subsidiaries, in each case other than an incurrence of indebtedness or other obligation that would cause a violation of Section 18(a)(1)(A) as modified by Section 61(a)(2) of the 1940 Act or any successor provisions, whether or not we continue to be subject to such provisions of the 1940 Act, which generally prohibit us incurring additional debt or issuing additional debt or preferred securities, unless our asset coverage, as defined in the 1940 Act, equals at least 150% after such incurrence or issuance;

•
pay dividends on, or purchase or redeem or make any payments in respect of, capital stock or other securities ranking junior in right of payment to the Notes, including our Preferred Stock, any preferred stock we may issue in the future and any subordinated indebtedness, in each case other than dividends, purchases, redemptions or payments that would cause our asset coverage to fall below the threshold specified in Section 18(a)(1)(B) as modified by Section 61(a)(2) of the 1940 Act or any successor provisions thereto, whether or not we are subject to such provisions of the 1940 Act, giving effect to any no-action
relief granted by the SEC to another BDC and upon which we may reasonably rely (or to us if we determine to seek such similar SEC no-action
or other relief) permitting the BDC to declare any cash dividend or distribution notwithstanding the prohibition contained in Section 18(a)(1)(B) as modified by Section 61(a)(2) of the 1940 Act in order to maintain CSL’s status as a RIC under Subchapter M of the Code;

•	sell assets (other than certain limited restrictions on our ability to consolidate, merge or sell all or substantially all of our assets);

•	enter into transactions with affiliates;

•	create liens (including liens on the shares of our subsidiaries) or enter into sale and leaseback transactions;

•	make investments; or

•	create restrictions on the payment of dividends or other amounts to us from our subsidiaries.
In addition, the indenture and the Notes will not require us to make an offer to purchase the Notes in connection with a change of control or any other event.
Furthermore, the terms of the indenture and the Notes do not protect holders of the Notes in the event that we experience changes (including significant adverse changes) in our financial condition, results of operations or credit ratings, if any, as they do not require that we or our subsidiaries adhere to any financial tests or ratios or specified levels of net worth, revenues, income, cash flow, or liquidity.
Our ability to recapitalize, incur additional debt (including additional debt that matures prior to the maturity of the Notes) and take a number of other actions that are not limited by the terms of the Notes may have important consequences for you as a holder of the Notes, including making it more difficult for us to satisfy our obligations with respect to the Notes or negatively affecting the trading value of the Notes.
Other debt we issue or incur in the future could contain more protections for its holders than the indenture and the Notes, including additional covenants and events of default. The issuance or incurrence of any such debt with incremental protections could affect the market for, trading levels, and prices of the Notes.
There is no existing trading market for the Notes and, even if Nasdaq approves the listing of the Notes, an active trading market for the Notes may not develop, which could limit your ability to sell the Notes and/or the market price of the Notes.
The Notes will be a new issue of debt securities for which there is no trading market. We intend to list the Notes on Nasdaq within 30 days of the original issue date under the symbol “CGBDL.” However, there is no assurance that the Notes will be approved for listing on Nasdaq. Moreover, even if the listing of the Notes is approved, we cannot provide any assurances that an active trading market will develop or be maintained for the Notes or that you will be able to sell your Notes. If the Notes are traded after their initial issuance, they may trade at a discount from their initial offering price depending on prevailing interest rates, the market for similar securities, our credit ratings, if any, general economic conditions, our financial condition, performance and prospects and other factors. The underwriters have advised us that they intend to make a market in the Notes, but they are not obligated to do so. The underwriters may discontinue any market-making in the Notes at any time at their sole discretion.
Accordingly, we cannot assure you that the Notes will be approved for listing on Nasdaq, that a liquid trading market will develop or be maintained for the Notes, that you will be able to sell your Notes at a particular time or that the price you receive when you sell will be favorable. To the extent an active trading market does not develop, the liquidity and trading price for the Notes may be adversely affected. Accordingly, you may be required to bear the financial risk of an investment in the Notes for an indefinite period of time.
The amount of our debt outstanding will increase as a result of this offering, and if we default on our obligations to pay our other indebtedness, we may not be able to make payments on the Notes.
Any default under the agreements governing our indebtedness, including a default under the Credit Facility, the terms of our 2019 Notes and 2020 Notes or other indebtedness to which we may be a party, that is not waived by the required lenders or holders, and the remedies sought by the lenders or holders of such indebtedness, could make us unable to pay principal, premium, if any, and interest on the Notes and substantially decrease the market value of the Notes. If we are unable to generate sufficient cash flow and are otherwise unable to obtain funds necessary to meet required payments of principal, premium, if any, and interest on our indebtedness, or if we otherwise fail to comply with the various covenants, including financial and operating covenants, as applicable, in the instruments governing our indebtedness, we could be in default under the terms of the agreements governing such indebtedness. In the event of such default, the holders of such indebtedness could elect to declare all the funds borrowed thereunder to be due and payable, together with accrued and unpaid interest, the lenders under the Credit Facility or other debt we may incur in the future could elect to terminate their commitments, cease making further loans and institute foreclosure proceedings against our assets, and we could be forced into bankruptcy or liquidation.

Our ability to generate sufficient cash flow in the future is, to some extent, subject to general economic, financial, competitive, legislative and regulatory factors as well as other factors that are beyond our control. We cannot assure you that our business will generate cash flow from operations, or that future borrowings will be available to us under the Credit Facility or otherwise, in an amount sufficient to enable us to meet our payment obligations under the Notes, the 2019 Notes, the 2020 Notes, and the Credit Facility, and to fund other liquidity needs.
If our operating performance declines and we are not able to generate sufficient cash flow to service our debt obligations, we may in the future need to refinance or restructure our debt, including the Notes, sell assets, reduce or delay capital investments, seek to raise additional capital or seek to obtain waivers from the required lenders under the Credit Facility or the holders of our 2019 Notes and our 2020 Notes or other debt that we may incur in the future to avoid being in default. If we are unable to implement one or more of these alternatives, we may not be able to meet our payment obligations under the Notes or our other debt. If we breach our covenants under the Credit Facility, the 2019 Notes, the 2020 Notes or other debt and seek a waiver, we may not be able to obtain a waiver from the required lenders or holders. If this occurs, we would be in default under the Credit Facility, the 2019 Notes, the 2020 Notes or other debt, the lenders or holders could exercise their rights as described above, and we could be forced into bankruptcy or liquidation. If we are unable to repay debt, lenders having secured obligations, including the lenders under the Credit Facility, could proceed against the collateral securing the debt. Because the Credit Facility, the 2019 Notes and the 2020 Notes have, and any future credit facilities or other indebtedness will likely have, customary cross-default provisions, if the indebtedness under the Notes, the 2019 Notes, the 2020 Notes or the Credit Facility or under any future credit facility or other indebtedness is accelerated, we may be unable to repay or finance the amounts due.
We may choose to redeem the Notes when prevailing interest rates are relatively low.
On or after December 1, 2025, we may choose to redeem the Notes from time to time, especially if prevailing interest rates are lower than the rate borne by the Notes. If prevailing rates are lower at the time of redemption, and we redeem the Notes, you likely would not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as the interest rate on the Notes being redeemed. Our redemption right also may adversely impact your ability to sell the Notes as the optional redemption date or period approaches.
Our management will have broad discretion in the use of the net proceeds from this offering and may allocate the net proceeds from this offering in ways that you and other securityholders may not approve.
Our management will have broad discretion in the use of the net proceeds, including for any of the purposes described in the section entitled “
Use of Proceeds
,” and you will not have the opportunity as part of your investment decision to assess whether the net proceeds are being used in ways with which you may not agree or may not otherwise be considered appropriate. Because of the number and variability of factors that will determine our use of the net proceeds from this offering, their ultimate use may vary substantially from their currently intended use. The failure of our management to use these funds effectively could harm our business. Pending their use, we may invest a portion of net proceeds from this offering in short-term, investment-grade, interest-bearing securities. These investments may not yield a favorable return to us or our stockholders.
A downgrade, suspension or withdrawal of any credit rating assigned by a rating agency to us or the Notes or change in the debt markets could cause the liquidity or market value of the Notes to decline significantly.
Any credit rating is an assessment by rating agencies of our ability to pay our debts when due. Consequently, real or anticipated changes in any credit ratings will generally affect the market value of the Notes. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the Notes. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. Neither we nor any underwriter undertakes any obligation to obtain or maintain any credit ratings or to advise holders of Notes of any changes in any credit ratings. There can be no assurance that any credit ratings will remain for any given period of time or that such credit ratings will not be lowered or withdrawn entirely by the rating agencies if in their judgment future circumstances relating to the basis of the credit ratings, such as adverse changes in our Company, so warrant. The conditions of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future, which could have an adverse effect on the market prices of the Notes.

Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Common stock
Outstanding Security, Authorized [Shares]			198,000,000
2019, 2020 Notes and General Liabilities.[Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal		$ 190